Thrivent Securitized Income ETF Investment Strategy - Thrivent Securitized Income ETF	Oct. 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized securities or investments that provide exposure to securitized securities. Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) change the 80% investment policy, we will notify you at least 60 days prior to the change. For purposes of this 80% policy, securitized securities are debt securities that entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to agency and non-agency mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), and other similar securities and related instruments. MBS are securities backed by pools of residential or commercial mortgage loans, the cash flows of which are passed through to investors. CLOs are securities backed by pools of corporate loans that are securitized and issued in tranches with differing risk and return characteristics. ABS are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.The Fund is an actively managed exchange traded fund (“ETF”). It invests primarily in investment-grade debt securities. At the time of purchase, these investment-grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by the Adviser. When the ratings from the two agencies are different, the lower is used. In cases where explicit bond level ratings may not be available, the Adviser may use other sources to classify securities by credit quality. The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as the financial profile of the underlying collateral, structural features, servicer or manager characteristics, and expected cash flows, as applicable. While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may invest in other types of derivatives or to be announced (“TBA”) mortgage-backed securities and may enter into derivatives contracts traded on exchanges or in the over the counter market. Derivatives instruments that provide investment exposure to investments included in the Fund’s 80% policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.